Leases - Schedule of Future Minimum Lease Payments (Detail) $ in Millions	Dec. 31, 2025 USD ($)
Leases [Abstract]
2026	$ 64.2
2027	52.8
2028	37.5
2029	28.4
2030	21.0
Thereafter	59.1
Total	263.0
Less imputed interest	30.0
Total	$ 233.0